Profit from Operations - Restructuring and Integration Costs - Additional Information (Details) - Trademarks and Similar Intangibles - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure Of Revenue [Line Items]
Amortisation and impairment of intangibles	£ 175	£ 189	£ 377
Top of Range
Disclosure Of Revenue [Line Items]
Intangibles assets expected useful lives	20 years